UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$796,958
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	618,981
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,057,895
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,477,341
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	285	309,863
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	759,785
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,982,676
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,305,966
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	890,304
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,573,612
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,695,764
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,822,047

		$17,291,192

Electric Utilities — 1.4%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,061,139
Vernon Electric System Revenue, 5.125%, 8/1/21	1,420	1,525,563

		$3,586,702

Escrowed/Prerefunded — 17.7%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,993,400
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	1,910	1,984,662
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	6,200	6,639,146
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	4,505	4,918,784
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	11,430,800
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,375	1,570,429
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	2,545	2,906,721
San Francisco Bay Area Rapid Transit District, (Election of 2004), Prerefunded to 8/1/17, 5.00%, 8/1/35	5,000	5,119,200
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	610	651,742

		$46,214,884

General Obligations — 45.8%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,254,660
California, 5.50%, 11/1/35	4,600	5,178,496
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	22,694
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,063,130
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,620,725
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	10,000	10,315,500

Security	Principal Amount (000’s omitted)	Value
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	$7,020	$7,693,007
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,269,800
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,254,440
San Jose Unified School District, 5.00%, 8/1/32(1)	7,500	8,776,350
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,570,955
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,434,950
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	3,964,413
Southwestern Community College District, 5.00%, 8/1/29	940	1,119,982
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/39	4,125	4,689,878
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/41	1,500	1,701,465
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,433,150
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,361,440

		$119,725,035

Hospital — 10.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,944,040
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	609,604
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	1,993,114
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,832,093
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,025,440
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,329,446
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,742,950
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,961,890
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,197,156

		$27,635,733

Insured-Electric Utilities — 4.4%
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	$2,000	$2,103,180
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	4,001,318
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	615	649,969
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,768,240

		$11,522,707

Insured-Escrowed/Prerefunded — 21.3%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), Prerefunded to 4/1/17, 4.50%, 10/1/32(1)	$20,000	$20,185,999
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	4,175	4,282,130
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), Prerefunded to 5/15/17, 5.00%, 11/15/38(1)	2,000	2,030,940
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	345	351,031
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,240	2,335,110
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	4,500	4,910,175
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	5,843,061
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	385	408,874
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	10,000	10,517,600
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/38	4,750	4,879,627

		$55,744,547

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 11.8%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,718,605
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,001,782
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,186,450
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,093,968
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,262,588
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,709,814
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,106,020
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,729,519

		$30,808,746

Insured-Hospital — 3.9%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	$10,000	$10,080,000

		$10,080,000

Insured-Special Tax Revenue — 6.4%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$600,670
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,284,092
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,956,573
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,995,739

		$16,837,074

Insured-Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,895,386
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,051,037

		$3,946,423

Insured-Water and Sewer — 1.8%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,683,554
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	255,463
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,798,565

		$4,737,582

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,856,358

		$2,856,358

Other Revenue — 0.2%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 5.00%, 7/1/26	$470	$561,171

		$561,171

Special Tax Revenue — 10.5%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$705,481
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	700,944
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,211,717
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,770
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	11,971,609
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,990,750

		$27,586,271

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,067,385
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,167,270
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,531,925
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,184,225
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,370,960
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,910,930

		$30,232,695

Water and Sewer — 17.1%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,455,396
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,306,100
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,379,075
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,590,300
Rancho California Water District Financing Authority, 5.00%, 8/1/46	60	68,800
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	6,000	6,880,020

		$44,679,691

Total Tax-Exempt Investments — 173.7% (identified cost $432,743,700)		$454,046,811

Other Assets, Less Liabilities — (73.7)%		$(192,660,797)

Net Assets — 100.0%		$261,386,014

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 16.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Mar-17	$(12,488,033)	$(12,428,125)	$59,908
U.S. Long Treasury Bond	79	Short	Mar-17	(12,015,847)	(11,901,843)	114,004

						$173,912

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $173,912.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$233,920,399

Gross unrealized appreciation	$23,912,378
Gross unrealized depreciation	(2,465,966)

Net unrealized appreciation	$21,446,412

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$454,046,811	$—	$454,046,811
Total Investments	$—	$454,046,811	$—	$454,046,811
Futures Contracts	$173,912	$—	$—	$173,912
Total	$173,912	$454,046,811	$—	$454,220,723

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017